Market Risk - Summary of NII and EVE Sensitivities Measurement (Details)	12 Months Ended
Dec. 31, 2022 yield_curve nII_total
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity, number of yield curves | yield_curve	2
NII sensitivity, number of NII totals | nII_total	2
Minimum
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity, period	12 months
Maximum
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity, period	36 months